Commitments and Contingencies	12 Months Ended
Dec. 26, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 19: COMMITMENTS AND CONTINGENCIES
As of December 26, 2020, including amounts associated with our discontinued operations, we have unconditional purchase obligations of $149 million that expire at various dates through 2025 and guarantees of $12 million that expire at various dates through 2028.
As of December 26, 2020, excluding the amounts related to lease obligations which are disclosed in
Note 5
, the future minimum payments under all unconditional purchase obligations with a remaining term in excess of one year were as follows:

(in millions)
2021	$49
2022	45
2023	39
2024	12
2025	4
Thereafter	—

Total	$149

Subsequent to December 26, 2020, we have executed contracts with additional unconditional purchase commitments in the amount of $315 million that we expect to incur in the years 2021 through 2026.
We are a party to various legal proceedings that have arisen in the ordinary course of our business. At present, we do not expect that any ordinary course legal proceedings, individually or in the aggregate, will have a material adverse effect on our business, results of operations, financial condition or cash flows.